Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Summary of liabilities for employee benefits

	December 31,
	2016	2017
	NIS	NIS
Current liabilities for:
Holiday	104	115
Sick leave	122	142
Early retirement	82	16
Current maturities of pensioner benefits	7	7
Total current liability for employee benefits	315	280
Non-current liabilities for:
Liability for pensioner benefits	118	120
Severance compensation (net) (see composition below)	51	57
Early notice	19	23
Pension	70	72
Total non-current liabilities for employee Benefits	258	272
Total liabilities for employee benefits	573	552
Composition of liabilities for severance pay:
Liabilities for severance pay	212	224
Fair value of plan assets	(161)	(167)

Summary of employeebenefits for contribution plan
	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS

Amount recognized as an expense for a defined contribution plan	199	209	228

Summary of actuarial assumptions
	December 31, 2016	December 31, 2017
	Average capitalization rate	Average capitalization rate
	%	%
Severance compensation	4.2	3.3
Retirement benefits	4.3	3.6

Summary of assumptions regarding salary increments for calculation of the liabilities

Salary increase assumptions

Bezeq permanent employees	Average update of 7% for young employees, decreasing gradually to 2.7% at the age of 66.

New Bezeq permanent employees	Average update of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66.

Bezeq non-permanent employees	6.5% for young employees decreasing gradually to 0%, 3.5% for senior employees

Pelephone employees	An increase of 3.1%, as set out in the collective agreement at Pelephone

Bezeq International employees	An increase of 3.0%, as set out in the collective agreement at Bezeq International

DBS employees	Rate of increase of 3.5%

Summary of principal actuarial assumptions
	Year ended December 31,
	2016	2017
	Years	Years
Discount rate - addition of 0.5%	(28)	(29)
Rate of future salary increases - addition of 0.5%	36	40
Rate of employees leaving - addition of 5.0%	(10)	(17)

Summary of average weighted useful life of liabilities
	Year ended December 31,
	2016	2017
	Years	Years
Severance compensation	10.0	10.4
Retirement benefits	14.1	14.7